UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3563

MONEY MARKET VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2011

Money Market Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

Money Market Variable Account

The Portfolio of Investments is a complete list of all securities owned by your variable account. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - 58.4%
Automotive - 3.0%
Toyota Motor Credit Corp., 0.18%, due 11/10/11	$766,000	$765,847

Consumer Products - 3.1%
Procter & Gamble Co., 0.11%, due 10/11/11 (t)	$790,000	$789,976

Electronics - 1.7%
Emerson Electric Co., 0.07%, due 10/03/11 (t)	$433,000	$432,998

Financial Institutions - 2.0%
General Electric Capital Corp., 0.05%, due 10/21/11	$521,000	$520,985

Food & Beverages - 8.6%
Coca-Cola Co., 0.15%, due 10/06/11 (t)	$760,000	$759,984
Nestle Capital Corp., 0.03%, due 11/28/11 (t)	770,000	769,963
Pepsico, Inc., 0.1%, due 11/07/11 (t)	700,000	699,928

		$2,229,875

Major Banks - 21.3%
ANZ National (International) Ltd., 0.35%, due 1/20/12 (t)	$700,000	$699,245
Barclays U.S. Funding Corp., 0.08%, due 10/03/11	516,000	515,998
Credit Suisse First Boston, Inc., 0.2%, due 10/13/11	436,000	435,971
Credit Suisse First Boston, Inc., 0.25%, due 11/14/11	350,000	349,893
HSBC USA, Inc., 0.14%, due 10/06/11	787,000	786,985
JPMorgan Chase & Co., 0.03%, due 10/12/11	767,000	766,993
Royal Bank of Canada, 0.09%, due 11/14/11	423,000	422,953
Royal Bank of Canada, 0.1%, due 10/27/11	100,000	99,993
Toronto Dominion Holdings (USA), Inc., 0.2%, due 12/23/11 (t)	812,000	811,626
Westpac Banking Corp., 0.1%, due 11/01/11 (t)	600,000	599,948

		$5,489,605

Other Banks & Diversified Financials - 6.1%
Bank of Nova Scotia, 0.12%, due 10/07/11	$287,000	$286,994
Bank of Nova Scotia, 0.275%, due 12/19/11	496,000	495,701
Citigroup Funding, Inc., 0.3%, due 11/04/11	788,000	787,777

		$1,570,472

Pharmaceuticals - 8.1%
Abbot Laboratories, 0.09%, due 11/08/11 (t)	$680,000	$679,935

Issuer	Shares/Par	Value ($)
COMMERCIAL PAPER (y) - continued
Pharmaceuticals - continued
Johnson & Johnson, 0.05%, due 11/14/11 (t)	$765,000	$764,953
Novartis Finance Corp., 0.03%, due 10/07/11 (t)	645,000	644,997

		$2,089,885

Retailers - 2.5%
Wal-Mart Stores, Inc., 0.06%, due 10/12/11 (t)	$655,000	$654,988

Tobacco - 2.0%
Philip Morris International, Inc., 0.1%, due 11/21/11 (t)	$525,000	$524,926

Total Commercial Paper, at Amortized Cost and Value		$15,069,557

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) - 28.6%
Fannie Mae, 0.035%, due 10/05/11	$790,000	$789,997
Fannie Mae, 0.01%, due 11/09/11	260,000	259,997
Fannie Mae, 0.02%, due 12/28/11	700,000	699,966
Fannie Mae, 0.06%, due 2/15/12	260,000	259,941
Federal Home Loan Bank, 0.005%, due 10/28/11	576,000	575,998
Federal Home Loan Bank, 0.001%, due 11/14/11	228,000	228,000
Federal Home Loan Bank, 0.025%, due 12/21/11	780,000	779,956
Federal Home Loan Bank, 0.025%, due 12/23/11	260,000	259,985
Freddie Mac, 0.095%, due 10/12/11	815,000	814,976
Freddie Mac, 0.116%, due 11/21/11	820,000	819,865
Freddie Mac, 0.015%, due 12/05/11	260,000	259,993
Freddie Mac, 0.13%, due 12/05/11	815,000	814,809
Freddie Mac, 0.02%, due 12/27/11	260,000	259,987
Freddie Mac, 0.025%, due 12/27/11	260,000	259,984
Freddie Mac, 0.13%, due 2/08/12	300,000	299,859

Total U.S. Government Agencies and Equivalents, at Cost and Value		$7,383,313

FLOATING RATE DEMAND NOTES - 3.1%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 10/03/2011	500,000	$500,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.1%, due 10/03/2011	300,000	300,000

Total Floating Rate Demand Notes, at Amortized Cost and Value		$800,000

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PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Money Market Variable Account

Issuer	Shares/Par	Value ($)
REPURCHASE AGREEMENTS - 10.0%
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.02%, dated 9/30/11, due 10/03/11, total to be received $2,581,004 (secured by U.S. Treasury and Federal Agency obligations valued at $2,632,634 in a jointly traded account), at Cost and Value	$2,581,000	$2,581,000

Total Investments, at Amortized Cost and Value		$25,833,870

OTHER ASSETS, LESS LIABILITIES - (0.1)%		(37,464)

NET ASSETS - 100.0%		$25,796,406

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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Money Market Variable Account

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the variable account are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$25,833,870	$—	$25,833,870

For further information regarding security characteristics, see the Portfolio of Investments.

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MONEY MARKET VARIABLE ACCOUNT

By (Signature and Title) *	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President
(Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title) *	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.